Loss per share	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Loss per share
28.	Loss per share

(a)	Basic loss per share
Basic loss per share for the years ended December 31, 2021, 2022 and 2023 are calculated by dividing the net loss attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the year.
The weighted average number of ordinary shares for the purpose of basic and diluted loss per share for the years ended December 31, 2021 and 2022 were retrospectively adjusted to reflect the Share Subdivision described in Note 21.

	Year ended December 31,
	2021	2022	2023
Net loss attributable to equity holders of the Company (RMB’000)	260,462	5,637,365	1,306,913
Weighted average number of ordinary shares in issue	1,647,547,772	1,927,746,700	2,259,760,407

Basic loss per share (RMB per share)	0.16	2.92	0.58

(b)	Diluted loss per share
Diluted loss per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. During the year ended December 31, 2022 and 2023, the Company has no dilutive potential ordinary shares as the effects of all potential ordinary shares are determined to be anti-dilutive.
The computation
s
of basic and diluted loss per Class A, Class B and Class C ordinary share are the same as they have the same rights to participate in profits and are all treated as ordinary shares on an as converted basis.